SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2020	2019
Long-term debt:
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	—	56,910
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
Norwegian kroner 700 million senior unsecured floating rate bonds due 2023	81,572	79,674
4.875% senior unsecured convertible bonds due 2023	139,900	148,300
Norwegian kroner 700 million senior unsecured floating rate bonds due 2024	80,989	79,674
Norwegian kroner 600 million senior unsecured floating rate bonds due 2025	62,927	—
Borrowings secured on Frontline shares	15,639	36,763
U.S. dollar denominated floating rate debt due through 2025	1,070,137	1,013,626
Total debt principal	1,663,394	1,627,177
Less: unamortized debt issuance costs	(14,325)	(19,089)
Less: current portion of long-term debt	(484,956)	(253,059)
Total long-term debt	1,164,113	1,355,029

The outstanding debt as of December 31, 2020, is repayable as follows:

Year ending December 31,	(in thousands of $)
2021	484,956
2022	262,059
2023	493,535
2024	227,703
2025	195,141
Thereafter	—
Total debt principal	1,663,394

Interest rate information

	December 31, 2020	December 31, 2019
Weighted average interest rate	2.91%	4.27%
US Dollar London Interbank Offered Rate ("LIBOR")	0.24%	1.91%
Norwegian Interbank Offered Rate ("NIBOR")	0.49%	1.84%

The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

NOK500 million senior unsecured bonds due 2020
On June 22, 2017, the Company issued a senior unsecured bond loan totaling NOK500 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin. In January and March 2020, the Company purchased bonds with principal amounts totaling NOK174 million, equivalent to $19.5 million. A loss of $0.4 million was recorded on the transaction. The remaining balance of NOK326 million, equivalent to $33.7 million, was repaid in full on June 22, 2020. The net amount outstanding at December 31, 2020, was NOK0.0 million, equivalent to $0.0 million (2019: NOK500.0 million, equivalent to $56.9 million).

5.75% senior unsecured convertible bonds due 2021
On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225 million. Interest on the bonds is fixed at 5.75% per annum and is payable in cash quarterly in arrears on January 15, April 15, July 15 and October 15. The bonds are convertible into SFL Corporation Ltd. common shares and mature on October 15, 2021. The net amount outstanding at December 31, 2020 was $212.2 million (2019: $212.2 million). The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share. The conversion rate will be adjusted for dividends in excess of $0.225 per common share per quarter. Since the issuance, dividend distributions have increased the conversion rate to 65.8012 common shares per $1,000 bond, equivalent to a conversion price of approximately $15.20 per share. Based on the closing price of our common stock of $6.28 on December 31, 2020, the if-converted value was less than the principal amounts by $124.5 million. No bonds were purchased in the years ended December 31, 2020 and December 31, 2019.

In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen, the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen and received $80,000 from Hemen upon the return of the borrowed shares.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $4.6 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.8 million in the year ended December 31, 2020 (2019: $0.7 million). The balance remaining in equity as at December 31, 2020 was $4.0 million (2019: $4.0 million).

NOK700 million senior unsecured bonds due 2023
On September 13, 2018 the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 13, 2023. On July 30, 2019, the Company conducted a tap issue of NOK100 million under this facility. The bonds were issued at 101.625% of par, and the new outstanding amount after the tap issue is NOK700 million. The net amount outstanding at December 31, 2020, was NOK700 million, equivalent to $81.6 million (2019: NOK700 million, equivalent to $79.7 million).
4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond totaling $150 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds is fixed at 4.875% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into SFL Corporation Ltd. common shares and mature on May 1, 2023. The net amount outstanding at December 31, 2020 was $139.9 million (2019: $148.3 million). The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions have increased the conversion rate to 71.8147 common shares per $1,000 bond, equivalent to a conversion price of approximately $13.92 per share. Based on the closing price of our common stock of $6.28 on December 31, 2020, the if-converted value was less than the principal amounts by $76.8 million. In March and December 2020, the Company purchased bonds with principal amounts totaling $8.4 million (2019: $3.4 million). A gain of $0.3 million was recorded on the transaction (2019: gain of $0.3 million).

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As at December 31, 2020, a total of 3,765,842 shares were issued from up to 7,000,000 shares issuable under a share lending arrangement.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $1.3 million in the year ended December 31, 2020 (2019: $1.3 million). As a result of the purchase of bonds with principal amounts totaling $8.4 million (2019: $3.4 million), a total of $0.3 million (2019: $0.2 million) was allocated as the reacquisition of the equity component. The balance remaining in equity as at December 31, 2020 was $6.8 million (2019:$7.1 million).

NOK700 million senior unsecured bonds due 2024
On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 4, 2024. In March 2020, the Company purchased bonds with principal amounts totaling NOK5 million equivalent to $0.5 million. A gain of $0.0 million was recorded on the transaction. The net amount outstanding at December 31, 2020 was NOK695 million equivalent to $81.0 million (2019: NOK700 million, equivalent to $79.7 million).

NOK600 million senior unsecured bonds due 2025
On January 21, 2020, the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on January 21, 2025. In February and March 2020, the Company purchased bonds with principal amounts totaling NOK60 million equivalent to $6.0 million. A gain of $1.4 million was recorded on the transaction. The net amount outstanding at December 31, 2020 was NOK540 million equivalent to $62.9 million (2019: NOK0 million, equivalent to $0.0 million).

$40 million senior secured term loan facility
In March 2020, two wholly-owned subsidiaries of the Company entered into a $40 million senior secured term loan facility with a bank, secured against two Suezmax tankers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately two years. The net amount outstanding at December 31, 2020, was $37.0 million (2019: $0.0 million).

$15 million senior secured term loan facility
In March 2020, three wholly-owned subsidiaries of the Company entered into a $15 million senior secured term loan facility with a bank, secured against three container vessels. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately five years. The net amount outstanding at December 31, 2020, was $12.8 million (2019: $0.0 million).
$175 million term loan facility
In March 2020, four wholly-owned subsidiaries of the Company entered into a $175 million term loan facility with a syndicate of banks, secured against four 8,700 TEU containerships. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately five years. The net amount outstanding at December 31, 2020, was $165.5 million (2019: $0.0 million).

$50 million senior secured term loan facility
In May 2020, a wholly-owned subsidiary of the Company entered into a $50 million senior secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a 308,000 dwt VLCC. The net amount outstanding at December 31, 2020, was $48.6 million (2019: $0.0 million).

$50 million senior secured credit facility
In November 2020, a wholly-owned subsidiary of the Company entered into a $50 million senior secured term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding at December 31, 2020, was $50.0 million (2019: $0.0 million).

$475 million term loan and revolving credit facility
SFL Linus was consolidated from October 29, 2020. (See Note 17: Investment in Associated Companies). In October 2013, SFL Linus entered into a $475 million five years term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. During the year ended December 31, 2017, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In addition, the Company has given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favor of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. At December 31, 2020, the balance outstanding under this facility was $216.0 million (2019: $232.1 million included in Note 17: Investment in associated companies). The Company fully guaranteed the facility as at December 31, 2020 (2019: $102.5 million was guaranteed).

$390 million term loan and revolving credit facility
SFL Deepwater was consolidated from October 29, 2020. (See Note 17: Investment in Associated Companies). In October 2013, SFL Deepwater entered into a $390 million five years term loan and revolving credit facility with a syndicate of banks, which was used in November 2013 to refinance the previous loan facility. During the year ended December 31, 2017, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In addition, the Company had given the banks a first priority pledge over all shares of SFL Deepwater and assigned all claims under a secured loan made by the Company to SFL Deepwater in favor of the banks. This loan was secured by a second priority mortgage over the rig which has been assigned to the banks. In October 2020, the Company repurchased the total debt outstanding under the facility of $176.1 million for $110.0 million and recognized a gain on debt extinguishment of $66.1 million. At December 31, 2020, the balance outstanding under the facility was $0.0 million (2019: $187.9 million included in Note 17: Investment in associated companies). The Company guaranteed $0.0 million of this debt at December 31, 2020 (2019: $84.7 million).

$24.9 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $24.9 million senior secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2020, was $20.3 million (2019: $22.9 million).

$50 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $50 million senior secured term loan facility with a bank, secured against three tankers chartered to Frontline Shipping. In 2020, $14.9 million of this facility was repaid following the sale of one tanker and the facility now relates to the remaining two tankers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. The net amount outstanding at December 31, 2020, was $35.2 million (2019: $50.0 million).
$29.5 million term loan facility
In March 2019, two wholly-owned subsidiaries of the Company entered into a $29.5 million term loan facility with a bank, secured against two car carriers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2020, was $23.0 million (2019: $27.0 million).

$33.1 million term loan facility
In June 2019, five wholly-owned subsidiaries of the Company entered into a $33.1 million term loan facility with a syndicate of banks. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. During the year ended December 31, 2020 the five subsidiaries were dissolved and the facility was assigned to the Company. The net amount outstanding at December 31, 2020, was $28.8 million (2019: $33.1 million).

$142.5 million senior secured term loan facility
In September 2019, three wholly-owned subsidiaries of the Company entered into a $142.5 million senior secured term loan facility with a bank, to partly fund the acquisition of three newbuilding crude oil tankers, against which the facility was secured. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of five years from the delivery of each vessel. During the year ended December 31, 2020, purchase options were exercised on the three crude oil tankers. Two of the vessels were delivered in August 2020 and one was delivered in November 2020. The portion of the facility relating to each vessel was fully repaid upon delivery. The net amount outstanding at December 31, 2020, was $0.0 million (2019: $142.5 million).

$42.6 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility was secured against a Suezmax tanker. In November 2014 and November 2019 the terms of the loan were amended and restated, and the facility matured in February 2020, at which date the loan was repaid in full. The net amount outstanding at December 31, 2020, was $0.0 million (2019: $14.9 million).

$42.6 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility was secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility matured in March 2020, at which date the loan was repaid in full. The net amount outstanding at December 31, 2020, was $0.0 million (2019: $14.9 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171 million secured loan facility with a syndicate of banks, secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The 1,700 TEU container vessel was sold in May 2018 and the facility now relates to the remaining seven vessels. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2020, was $53.2 million (2019: $63.4 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. During June 2019, the terms of loan were amended and the loan was extended by a further two years. At December 31, 2020, the available amount under the revolving part of the facility was $0.0 million (2019: $0.0 million). The net amount outstanding at December 31, 2020, was $45.0 million (2019: $45.0 million).
$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. In September 2019, the terms of the loan were amended and restated, and the facility now matures in March 2024. The net amount outstanding at December 31, 2020, was $17.3 million (2019: $19.1 million).

$127.5 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2014. The Company had provided a limited corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of seven years. The facility matured in April 2020, and was repaid in full. The net amount outstanding at December 31, 2020, was $0.0 million (2019: $84.0 million).

$127.5 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2015. The Company had provided a limited corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of seven years. The facility matured in April 2020, and was repaid in full. The net amount outstanding at December 31, 2020 was $0.0 million (2019: $87.1 million).

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2020, was $21.8 million (2019: $24.3 million).

$166.4 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2020 was $90.1 million (2019: $104.0 million).

$210 million secured term loan facility
In November 2015, three wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks, to partly finance the acquisition of three container vessels, against which the facility is secured. One of the vessels was delivered in 2015, and the remaining two vessels were delivered in 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. In November 2020 the portion of the facility relating to one subsidiary matured, and the outstanding debt of $49.2 million was repaid in full. At December 31, 2020, the net amount outstanding was $99.5 million (2019: $160.8 million).

$76 million secured term loan facility
In August 2017, two wholly-owned subsidiaries of the Company entered into a $76 million secured term loan facility with a bank, secured against two product tanker vessels. The two vessels were delivered in August 2017. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2020, the net amount outstanding was $59.1 million (2019: $64.3 million).

$50 million secured term credit facility
In June 2018, 15 wholly-owned subsidiaries of the Company entered into a $50 million secured term loan facility with a bank, secured against 15 feeder size container vessels. The 15 feeder size container vessels were delivered in April 2018. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2020, was $34.1 million (2019: $40.7 million).
$17.5 million secured term loan facility due 2023
In December 2018, two wholly-owned subsidiaries of the Company entered into a $17.5 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2020, was $12.9 million (2019: $15.7 million).

Borrowings secured on Frontline shares
As at December 31, 2019, the Company had a forward contract to repurchase 3.4 million shares of Frontline which expired in June 2020 for $36.8 million. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $36.8 million recorded within debt at December 31, 2019. During the year ended December 31, 2020 the Company repurchased 2.0 million shares subject to the forward contact and repaid $21.1 million of the secured borrowing.

As at December 31, 2020, the Company had a forward contract which expired in January of 2021, and has subsequently been rolled over to April 2021, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.1 million including accrued interest. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt at December 31, 2020. The Company is required to post collateral of 20% of the total repurchase price plus any negative mark to market movement from the repurchase price for the duration of the agreement. As at December 31, 2020 $9.0 million (2019: $3.5 million) was held as collateral and recorded as restricted cash.

The aggregate book value of assets pledged as security against borrowings at December 31, 2020, was $1,864 million (2019: $1,753 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2020, the Company is in compliance with all of the covenants under its long-term debt facilities.